Borrowings	12 Months Ended
Jun. 30, 2023
Borrowings [abstract]
Borrowings
Note 1
7
. Borrowings
Current liabilities

	2023	2022 Reclassified
	A$’000	A$’000

Insurance premium funding	1,796	1,841

This is borrowing in relation to the annual insurance renewal program. An offsetting prepayment of insurance invoices in included in Prepaymens - See Note 14 Other Assets.
Borrowings in relation to funding of annual insurance program renewal. An offsetting amount relating to the prepayment of insurance invoices is contained in Prepayments - See Note 14.